Long-Term Incentive Programs and Management remuneration	12 Months Ended
Dec. 31, 2022
Long-Term Incentive Programs and Management remuneration
Long-Term Incentive Programs and Management remuneration

17.           Long-Term Incentive Programs and Management remuneration

The Company offers to its executives and employees long-term incentive plans (“ILPs”) based on the issuance of restricted Class A common shares (“RSUs”) and cash-based payments equivalent to RSU. The Company recognizes as expense the fair value of RSUs, measured at the grant date, on a straight-line basis during the vesting provided by the respective plan, with a corresponding entry: to shareholders’ equity for plans exercisable in shares; and to liabilities for plans exercisable in cash. The accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered. The expense of the plans is recognized in the statement of profit or loss in accordance with the function performed by the beneficiary.

The Company has four Long-Term Incentive Programs currently in force. In July 2021 in connection with the consummation of the initial public offering, the Company approved the Long-Term Incentive Program number two and three (“ILP 2” and “ILP3”) which entitled certain executives and employees to receive RSU and cash-based payments equivalent to RSU, establishing the terms, quantities, and conditions for the acquisition of rights related to the RSU. Beneficiaries of ILP 2 and 3 received 50% of the total granted RSU in cash in August 2021 and the right to receive RSU in shares subject to, among other terms and conditions, a cliff vesting period of 24 months following the initial public offering.

On May 4, 2022, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 4”) that will grant a maximum of 240,000 RSU (or cash-based payments equivalent to RSU) to certain executives and employees of the Group subject to a vesting period of 28 months as of May 5, 2022 and, to certain executives and employees, the achievement of certain gross profit performance goals. On the same date, the Executive Board of Directors also approved a reduction of the vesting period ILP 2 and ILP3 from 24 to 18 months. The effects of reduction of the vesting period were recorded as an expense in the consolidated statements of profit or loss in the amount of R$616. The granting of RSU under ILP 4 partially occurred in the third quarter of 2022 and the fair value of the amount of the shares to be granted was recorded as an expense in the consolidated statements of profit or loss.

As of December 31, 2022, the Company had outstanding 295,334 “RSUs” that were authorized but not yet issued, related with future vesting conditions. The total compensation cost related to unvested RSUs was R$2,164 (R$1,069 as of December 31, 2021) recorded in the consolidated financial statements. An expense amounting to R$3,955 (R$45,618 for the year ended December 31, 2021) was recorded in the consolidated statements of profit or loss position as relative to the vesting period of the restricted share units.

Date		Quantity
Grant	Vesting	Shares granted	Outstanding shares	Weighted average grant date fair value (Per share)
08. 09. 2021	12. 22. 2022	45,522	45,522	59.11
08. 23. 2021	12. 22. 2022	11,436	11,436	84.50
08. 24. 2021	12. 22. 2022	3,833	3,833	86.68
05. 05. 2022	09. 05. 2024	240,000	234,543	75.72
		300,791	295,334

The roll forward of the granted shares for the year ended December 31, 2022, is presented as follows:

Consolidated
Outstanding RSU as of December 31, 2020	-
Shares granted	60,791
Outstanding RSU as of December 31, 2021	60,791
Shares granted	240,000
Shares delivered	(5,457)
Outstanding RSU on December 31, 2022	295,334

Key management personnel compensation

Key management personnel compensation comprised the following:

	For the year ended December 31,
	2022	2021
Short-term employee benefits	19,739	29,820
Other long-term benefits	530	-
Termination benefits	1,159	931
Share-based payments	2,218	803
Total	23,646	31,554